Prepaid expenses and other assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of receivables, prepayments and other assets

Receivables, prepayments and other assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB

Security deposits and other deposits[1]	2,638,019	848,495
Deductible value-added taxes	38,628	78,310
Prepaid online marketing expenses	8,859	12,417
Advances[2]	531,894	93,190
Trust statutory deposits	7,592	46,488
Others	159,325	210,480
	3,384,317	1,289,380

1	Security deposits and other deposits primarily include security deposits and rental deposits. Security deposits were set aside as requested by certain institutional funding partners, held in deposit accounts with the institutional funding partners. As of December 31, 2023 and 2024, security deposits set aside by the Group amounted to RMB2,599,603 and RMB785,348, respectively.

2	Advances primarily include down payment for purchasing office premises for the Group of RMB514,860 and nil as of December 31, 2023 and 2024.